UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854

(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: JUNE 30, 2005 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Intermediate Duration Government Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations – 105.5%[1]

Federal Home Mortgage Corporation - 60.7%
FHLMC, 4.500%, TBA	$18,200,000	$17,779,125
FHLMC, 5.000%, 05/01/18	717,922	726,558
FHLMC, 5.500%, 11/01/17 to 05/01/34	66,573,300	67,536,498
FHLMC, 6.000%, 09/01/17	329,776	341,003
FHLMC, 6.000%, TBA	18,900,000	19,360,688
FHLMC, 7.500%, 01/01/31	98,306	105,322
FHLMC Gold Pool, 4.500%, 05/01/34	402,890	393,838
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	587,087	593,991
FHLMC Gold Pool, 5.500%, 02/01/35	4,900,755	4,972,291
FHLMC IO Strip, 3.312%, 11/15/18[2]	1,311,652	93,259
FHLMC IO Strip, 3.712%, 11/15/30[2]	490,022	31,842
FHLMC IO Strip, 4.262%, 09/15/16 to 10/15/16[2]	1,194,989	90,933
FHLMC IO Strip, 4.512%, 06/15/31[2]	177,756	17,523
FHLMC IO Strip, 4.500%, 04/15/22	376,565	24,893
FHLMC IO Strip, 5.000%, 05/15/17 to 12/01/34	10,649,527	2,137,020
FHLMC IO Strip, 6.000%, 05/01/31	23,133	3,649
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	248,541	252,636
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42	795,237	837,543

Total Federal Home Loan Mortgage Corporation		115,298,612

Federal National Mortgage Association - 44.4%
FNMA, 0.000%, 05/25/34[5]	29,752	27,173
FNMA, 3.714%, 03/25/35[2]	4,785,660	4,800,777
FNMA, 4.000%, TBA	1,200,000	1,175,250
FNMA, 4.250%, 07/15/07	3,700,000	3,732,812
FNMA, 4.500%, TBA	11,300,000	11,035,151
FNMA, 4.500%, TBA	10,000,000	9,940,620
FNMA, 4.500%, 12/01/18	536,311	534,258
FNMA, 5.000%, TBA	15,100,000	15,246,289
FNMA, 5.000%, 09/08/08 to 11/01/33	3,635,640	3,065,138
FNMA, 5.500%, 03/01/17 to 03/01/19	5,867,008	6,026,413
FNMA, 5.500%, TBA	5,200,000	5,261,750
FNMA, 6.000%, 08/01/17	920,776	952,354
FNMA, 6.000%, TBA	12,500,000	12,800,775
FNMA, 6.000%, TBA	1,900,000	1,964,125
FNMA, 6.500%, 11/01/28 to 04/01/30	1,129,249	1,171,232
FNMA, 6.625%, 11/15/10	600,000	673,997
FNMA, 7.000%, 03/25/24	2,750,000	2,978,707
FNMA, 7.500%, 10/25/42	456,918	484,366
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	2,419,656	342,314
FNMA IO Strip, 4.500%, 03/25/09 to 09/01/33	1,980,099	169,984
FNMA IO Strip, 5.000%, 05/01/34 to 03/01/35	6,370,562	1,249,727
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	765,086	132,041
FNMA PO Strip, 0.000%, 06/01/33[5]	712,065	580,521

Total Federal National Mortgage Association		84,345,774

Government National Mortgage Association – 0.4%
GNMA, 3.375%, 06/20/16 to 05/20/21[2]	153,394	155,329
GNMA, 3.750%, 08/20/17 to 08/20/18[2]	213,819	216,977
GNMA, 4.125%, 11/20/17 to 12/20/17[2]	77,574	78,851
GNMA, 4.375%, 03/20/16[2]	77,524	78,589
GNMA, 7.500%, 09/15/28 to 11/15/31	278,524	298,756

Total Government National Mortgage Association		828,502

Total U.S. Government and Agency Obligations (cost $200,774,342)		200,472,888

Asset-Backed Securities - 11.4%
Bank of America Funding Corp., 4.062%, 12/20/34[2]	1,577,994	1,594,521
Chase Funding Loan Acquisition Trust, 3.714%, 05/25/34[2]	2,690,000	2,702,871
Chase Funding Mortgage Loan Asset-Backed, 3.464%, 01/25/20[2]	515,811	515,874
Chase Funding Mortgage Loan, 3.210%, 04/25/18[2]	18,315	18,315
Countrywide Asset-Backed Certificates, 3.704%, 11/25/34[2]	888,615	891,412

Managers Intermediate Duration Government Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Countrywide Alternative Loan Trust, 3.614%, 05/25/35[2]	$1,435,008	$1,435,008
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 3.734%, 11/25/34[2]	1,025,284	1,018,632
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	233,818	246,471
GSAMP Trust, 3.544%, 11/25/33[2]	486,864	486,855
GSMPS Mortgage Loan Trust, 3.664%, 03/25/35[2,3]	769,291	769,499
GSR Mortgage Loan Trust, 3.685%, 05/25/342	940,586	936,186
Harborview Mortgage Loan Trust, 3.818%, 11/19/34[2]	1,404,627	1,387,993
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,014,132	2,221,870
New Century Home Equity Loan Trust, 3.564%, 04/25/34[2]	534,808	534,929
Residential Asset Mortgage Products, Inc., Series-RS1, Class AII1, 3.424%, 01/25/35[2]	3,089,897	3,091,112
Residential Asset Securities Corp., Series 2004-KS11, Class AI1, 3.454%, 08/25/25[2]	2,821,599	2,822,029
Structured Asset Securities Corp., Series 2005-RF1, Class A, 3.664%, 03/25/35[2]	965,733	965,733

Total Asset-Backed Securities (cost $21,707,197)		21,639,310

Preferred Stocks - 0.5%[3]
Home Ownership Funding Corp., 13.331%	1,500	513,094
Home Ownership Funding Corp. 2, 13.338%	1,500	513,281

Total Preferred Stock (cost $975,293)		1,026,375

Short-Term Investments - 63.1%

Other Investment Companies - 63.0%[4]
AIM Liquid Assets Portfolio, Institutional Class Shares, 3.04%	25,406,009	25,406,009
Calvert Cash Reserves Institutional Prime Fund, 2.96%	15,204,581	15,204,581
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	54,002,316	54,002,316
Vanguard Prime Money Market Fund, Institutional Class, 3.21%	25,120,119	25,120,119

Total Other Investment Companies		119,733,025

U.S. Government Agency Discount Notes- 0.1%[5,6]
FNMA Discount Note, 0.000%, 02/27/06	50,000	48,808
FNMA Discount Note, 0.000%, 08/19/05	50,000	49,778

Total U.S. Government Agency Discount Notes		98,586

Total Short-Term Investments (cost $119,831,615)		119,831,611

Total Investments - 180.5% (cost $343,288,447)		342,970,184

Other Assets, less Liabilities - (80.5)%		(152,934,859)

Net Assets - 100.0%		$190,035,325

Managers Short Duration Government Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 101.0%[1]
Federal Home Association/Veteran’s Association - 2.0%
FHA/VA, 3.750%, 08/20/23[2]	$213,596	$216,519
FHA/VA, 4.000%, 10/20/31[2]	3,286,551	3,334,704
FHA/VA, 4.125%, 10/20/17 to 12/20/26[2]	1,604,306	1,631,752

Total Federal Home Association/Veteran’s Association		5,182,975

Federal Home Loan Mortgage Corporation – 10.1%
FHLMC, 1.876%, 03/15/08	2,935,482	2,898,138
FHLMC, 2.883%, 07/01/34[2]	2,625,051	2,579,730
FHLMC, 3.072%, 05/01/34[2]	1,416,018	1,393,505
FHLMC, 5.500%, 12/01/17 to 08 /01/19	3,492,756	3,586,478
FHLMC, 6.000%, 09/01/17	329,776	341,003
FHLMC, 7.500%, 04/01/15	1,166,495	1,234,327
FHLMC Gold, 5.000%, 06/01/09 to 08/01/19	7,564,515	7,654,901
FHLMC Gold, 5.500%, TBA	1,150,000	1,179,829
FHLMC Gold, 6.000%, 09/01/17	1,518,410	1,570,105
FHLMC Gold, 7.500%, 04/01/15 to 04/01/29	523,688	556,991
FHLMC Gold, 8.500%, 05/01/25 to 12/01/35	170,624	186,363
FHLMC IO Strip, 4.510%, 11/15/30	603,321	39,205
FHLMC IO Strip, 5.000%, 05/15/18 to 12/01/34	5,708,875	1,123,218
FHLMC IO Strip, 7.500%, 10/01/27	122,796	24,519
FHLMC IO Strip, 8.000%, 06/01/31	32,079	6,195
FHLMC Structured Pass Through Securities, 2.842%, 07/25/36	366,897	365,170
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	900,000	897,288
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	317,386	339,396
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[2]	568,027	598,245

Total Federal Home Loan Mortgage Corporation		26,574,606

Federal National Mortgage Association - 72.5%
FNMA, 1.240%, 10/25/33	3,812,265	3,819,220
FNMA, 1.510%, 05/25/42	5,035,894	5,041,967
FNMA, 2.570%, 12/25/42	2,653,745	2,644,157
FNMA, 2.580%, 06/25/35	8,944,279	8,966,833
FNMA, 2.680%, 07/25/44	8,950,111	8,995,570
FNMA, 2.910%, 11/25/33	5,038,748	5,019,229
FNMA, 3.180%, 07/25/44	765,000	755,598
FNMA, 3.414%, 08/25/32[2]	134,367	134,364
FNMA, 3.424%, 09/26/33[2]	138,959	138,999
FNMA, 3.479%, 09/01/33	2,329,329	2,341,609
FNMA, 3.714%, 03/25/35[2]	7,702,804	7,727,136
FNMA, 4.000%, TBA	5,700,000	5,582,438
FNMA, 4.280%, 03/25/33	3,480,000	3,474,505
FNMA, 4.500%, 08/18/18	3,000,000	2,982,186
FNMA, 5.000%, 07/01/18 to 09/01/19	5,981,622	6,053,445
FNMA, 5.000%, TBA	58,600,000	59,167,716
FNMA, 5.250%, 04/15/07	60,000	61,471
FNMA, 5.500%, 07/17/18 to 12/01/18	4,919,500	5,052,524
FNMA, 5.700%, 07/01/09	951,377	975,208
FNMA, 5.730%, 11/01/08	275,131	285,154
FNMA, 5.900%, 12/01/08	922,958	961,806
FNMA, 5.920%, 01/01/09	916,238	956,333
FNMA, 6.000%, 03/01/17 to 08/13/33	4,524,174	4,648,615
FNMA, 6.000%, TBA	500,000	516,875
FNMA, 6.010%, 12/01/08	4,484,252	4,683,960
FNMA, 6.040%, 10/01/08	1,198,695	1,249,754
FNMA, 6.190%, 02/01/06	101,976	102,110
FNMA, 6.220%, 07/01/08	210,328	219,552
FNMA, 6.230%, 07/01/08 to 09/01/08	2,945,106	3,081,170
FNMA, 6.265%, 06/01/08	91,145	95,108
FNMA, 6.305%, 02/01/08	18,178	18,806
FNMA, 6.310%, 07/01/08	287,797	301,031

Managers Short Duration Government Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
FNMA, 6.473%, 10/25/31	$542,095	$539,945
FNMA, 6.500%, 01/01/08 to 04/01/17	1,904,012	1,982,871
FNMA, 6.510%, 01/01/08	150,269	156,358
FNMA, 6.590%, 12/01/07	338,409	352,065
FNMA, 6.620%, 11/01/07 to 01/01/08	1,882,916	1,957,636
FNMA, 6.725%, 10/01/07	181,400	188,622
FNMA, 6.740%, 06/01/09	933,791	955,223
FNMA, 6.750%, 08/01/07	1,812,402	1,879,620
FNMA, 6.825%, 09/01/07	2,362,061	2,456,390
FNMA, 7.016%, 08/25/31	1,136,091	1,133,567
FNMA, 7.220%, 03/01/06	122,723	123,126
FNMA, 7.500%, 11/18/14 to 12/25/42	7,200,043	7,344,469
FNMA Grantor Trust, 3.434%, 05/25/32[2]	1,196,933	1,198,413
FNMA Grantor Trust, 3.454%, 03/25/33[2]	1,658,619	1,659,033
FNMA Grantor Trust, 3.464%, 01/25/35[2]	8,919,458	8,929,982
FNMA IO Strip, 3.906%, 01/25/24[2]	210,088	17,671
FNMA IO Strip, 5.000%, 02/01/35	1,660,996	356,475
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	460,994	90,402
FNMA IO Strip, 9.000%, 12/15/16	113,066	24,261
FNMA Whole Loan, 3.063%, 04/25/38[2]	580,973	578,748
FNMA Whole Loan, 3.514%, 05/25/35[2]	9,833,964	9,831,604
FNMA Whole Loan, 3.764%, 02/25/47[2]	2,227,677	2,236,219

Total Federal National Mortgage Association		190,047,149

Government National Mortgage Association – 13.3%
GNMA, 3.375%, 06/20/22 to 05/20/33[2]	5,227,304	5,296,984
GNMA, 3.500%, 07/20/31 to 10/20/34[2]	17,018,155	17,108,263
GNMA, 3.750%, 07/20/18 to 01/20/32[2]	1,644,806	1,662,807
GNMA, 4.000%, 10/20/32[2]	2,126,932	2,148,496
GNMA, 4.125%, 11/20/17 to 11/20/27[2]	1,380,744	1,404,866
GNMA, 4.250%, 01/20/28[2]	275,490	279,833
GNMA, 4.375%, 03/20/21 to 03/20/23[2]	410,620	417,461
GNMA, 4.500%, 01/20/34[2]	5,901,377	5,969,029
GNMA, 6.000%, 07/20/28	610,288	614,838
GNMA, 9.500%, 07/15/09 to 12/15/17	50,538	55,305

Total Government National Mortgage Association		34,957,882

U.S. Treasury Securities- 3.1%
United States Treasury Inflation Indexed Bonds, 3.500%, 01/15/11	2,112,737	2,341,588
USTB, 4.500%, 08/15/14	4,387,000	4,491,876
USTN, 2.625%, 05/15/08[7]	1,260,000	1,224,415

Total U.S. Treasury Securities		8,057,879

Total U.S. Government and Agency Obligations (cost $265,167,508)		264,820,491

Asset-Backed Securities – 21.2%
Asset Securitization Corp., 7.040%, 11/13/29	2,805,067	2,912,010
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.697%, 04/11/37[2,3]	5,582,578	275,226
Countrywide Asset-Backed Certificates, 3.764%, 11/25/34[2]	2,250,000	2,260,347
Countrywide Home Loans, 3.814%, 02/25/35[2]	6,081,060	6,099,004
CS First Boston Mortgage Sec. Corp. IO Strip, Series 2001-CP4, 0.648%, 12/15/35[2]	1,798,173	81,579
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 1.029%, 05/17/40[2]	3,573,335	136,863
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,505,788	1,587,275
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	525,000	575,114
GMAC, 6.957%, 09/15/35	1,570,000	1,756,932
GMAC, 7.724%, 03/15/33	7,341,000	8,265,297
GMAC, Series 1999-C1 IO Strip, Class X, 0.604%, 05/15/33[2]	10,599,982	231,782
GMAC, Series 2000-C2, Class A2, 7.455%, 08/16/33	1,130,000	1,274,159
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42[2]	1,754,000	1,753,477
Harborview Mortgage Loan Trust, 3.827%, 11/19/34[2]	8,016,818	8,027,721
JP Morgan Commercial Mortgage Finance Corp., 7.927%, 04/25/28[2]	1,000,000	1,017,399
LB Commercial Conduit Mortgage Trust, 5.870%, 10/15/35	1,834,287	1,840,670
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,751,983	3,035,823
Morgan Stanley Capital, Inc. 6.760%, 03/15/32	2,093,240	2,166,247

Managers Short Duration Government Fund

June 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
PNC Mortgage Acceptance, 7.300%, 10/12/33	$2,351,000	$2,633,772
Salomon Brothers Mortgage, 7.455%, 07/18/33	338,409	376,457
Structured Asset Investment Loan Trust, 3.854%, 12/25/34[2]	5,000,000	5,042,857
Washington Mutual, Class 2A3, Series 2005-AR2, 3.475%, 01/25/45[2]	4,207,517	4,207,517

Total Asset-Backed (cost $56,466,381)		55,557,528

Preferred Stock - 1.0%[3]
Home Ownership Funding Corp., 13.331% (cost $2,845,930)	7,300	2,497,056

Short-Term Investments – 4.6%

Other Investment Companies – 4.2%[4]
Bank of New York Institutional Cash Reserves Fund, 3.27%[8]	1,253,338	1,253,338
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.04%	9,876,800	9,876,800

Total Other Investment Companies		11,130,138

U.S. Government Agency Discount Notes - 0.4%[5,6]
FHLMC Discount Notes, 0.000%, 05/30/06	25,000	24,154
FHLMC Discount Notes, 0.000%, 11/22/05	550,000	542,476
FNMA Discount Notes, 0.000%, 02/24/06	50,000	48,823
FNMA Discount Notes, 0.000%, 07/22/05	40,000	39,926
FNMA Discount Notes, 0.000%, 08/19/05	75,000	74,667
FNMA Discount Notes, 0.000%, 09/16/05	75,000	74,461
FNMA Discount Notes, 0.000%, 10/14/05	175,000	173,275

Total U.S. Government Agency Discount Notes		977,782

Total Short-Term Investments (cost $12,108,923)		12,107,920

Total Investments – 127.8% (cost $336,588,742)		334,982,995

Other Assets, less Liabilities – (27.8)%		(72,819,108)

Net Assets - 100.0%		$262,163,887

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At June 30, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$336,588,742	$842,027	$(2,447,774)	$(1,605,747)
Intermediate Duration	343,288,447	615,647	(933,910)	(318,263)

[1]	Mortgage-backed obligations and other asset-backed securities are subject to unscheduled principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
[2]	Adjustable-rate mortgages with coupon rates that adjust periodically. The interest rate shown was the rate in effect at June 30, 2005.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$2,772,282	1.1%
Intermediate Duration	1,795,874	0.9%

[4]	Yield shown for this investment company represents the June 30, 2005 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Zero-coupon security.
[6]	Security pledged to cover margin requirements for open futures positions at June 30, 2005.
[7]	Some or all of these shares were out on loan to various brokers as of June 30, 2005, amounting to $1,228,642 representing 0.5% of net assets for Short Duration.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.

Security Ratings (unaudited)

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	NR
Short Duration	99.0%	1.0%	0.0%	0.0%	0.0%	0.0%
Intermediate Duration	99.6	0.5	0.0	0.0	0.0	0.0

Investments Abbreviations:

DLJ: Donaldson, Lufkin & Jenrette Securities Corp	GNMA: Government National Mortgage Association
FHA/VA: Federal Home Association/Veteran’s Association.	IO: Interest Only
FHLMC: Federal Home Loan Mortgage Corp.	PO: Principal Only
FNMA: Federal National Mortgage Assoc.	USTB: U.S. Treasury Bond
GMAC: General Motors Acceptance Corporation	USTN: U.S. Treasury Note

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: August 22, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: August 22, 2005